Equity - Summary of Other Reserves Within Equity (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	$ (2,353,874,617)	$ (2,259,335,392)	$ (2,387,421,412)
Other reserves, Changes	559,223,779	(94,539,225)	128,086,020
Other reserves, Ending balance	(1,794,650,838)	(2,353,874,617)	(2,259,335,392)
Translation Reserve [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	326,555,507	296,704,509	279,801,463
Other reserves, Changes	126,931,921	29,850,998	16,903,046
Other reserves, Ending balance	453,487,428	326,555,507	296,704,509
Reserve for Cash Flow Hedges [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	(424,534,563)	(293,168,877)	(391,523,134)
Other reserves, Changes	429,247,809	(131,365,686)	98,354,257
Other reserves, Ending balance	4,713,246	(424,534,563)	(293,168,877)
Financial assets at fair value through other comprehensive income [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	1,772	1,802	1,804
Other reserves, Changes	(29)	(30)	(2)
Other reserves, Ending balance	1,743	1,772	1,802
Other Miscellaneous Reserves [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	(2,255,897,333)	(2,262,872,826)	(2,275,701,545)
Other reserves, Changes	3,044,078	6,975,493	12,828,719
Other reserves, Ending balance	$ (2,252,853,255)	$ (2,255,897,333)	$ (2,262,872,826)